Business Combination (Details) SFr in Millions		6 Months Ended
	Jun. 27, 2025 USD ($)	Jun. 30, 2026 USD ($)	Jun. 30, 2026 CHF (SFr)	Jun. 30, 2025 USD ($)	Dec. 31, 2025 USD ($)
Business Combination [Line Items]
Total consideration	$ 3,500,000	$ 5,800,000	SFr 4.6
Subscription capital increase		$ 6,400,000	SFr 5.0
Increase in ownership percentage		55.52%	55.52%
Outstanding ordinary shares diluted basis		51.93%	51.93%
Fair value of newly acquired interest		$ 6,400,000
Remeasurement loss		320,000
Accumulated other comprehensive income		468,000			$ 852,000
Net acquisition date loss		$ 270,000
Estimated useful lives		14 years 7 months 6 days
Revenue		$ 11,151,000		$ 4,825,000
Net loss		(27,712,000)		$ (20,030,000)
Wecan [Member]
Business Combination [Line Items]
Investments					$ 3,400,000
Fair value of newly acquired interest		3,100,000
Revenue		24,333
Net loss		148,543
Related Party [Member]
Business Combination [Line Items]
Accumulated other comprehensive income		$ 51,000
Wecan [Member]
Business Combination [Line Items]
Equity interest	31.87%				31.87%
Technology [Member]
Business Combination [Line Items]
Estimated useful lives		15 years
Trade Names [Member]
Business Combination [Line Items]
Estimated useful lives		15 years